Income Taxes, Valuation Allowance for Deferred Tax Assets (FY) (Details) - Valuation Allowance of Deferred Tax Assets [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowance for deferred tax assets at beginning of the period		$ 23,780	$ 27,464	$ 20,718
Charged to tax expense		12,513	4,821	8,934
Charged to other accounts		(87)	0	0
Deductions	[1]	(2,624)	(8,505)	(2,188)
Valuation allowance for deferred tax assets at end of the period		$ 33,582	$ 23,780	$ 27,464

[1]	Deductions relate to the realization of net operating losses or the removal of deferred tax assets.